Document and Entity Information	0 Months Ended
Aug. 02, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 02, 2013
Registrant Name	EGA Emerging Global Shares Trust
Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Aug. 02, 2013
Document Effective Date	Aug. 02, 2013
Prospectus Date	Jul. 29, 2013